Segment reporting	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of the company’s segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the table below are stated in million US dollar, except volume (million hls). The information presented is for the six-month periods ended 30 June 2026 and 2025, except for segment assets (non-current) with comparatives as of 31 December 2025.

.	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025

Volume	42	42	76	74	75	75	45	45	42	43	-	-	280	280
Revenue	7 424	7 208	9 595	8 124	6 402	5 507	4 951	4 454	3 122	3 108	433	231	31 927	28 632
Profit from operations	2 285	2 106	4 076	3 360	1 555	1 224	972	906	691	739	(887)	(830)	8 691	7 506
Net finance income/(expense)													(74)	(1 678)
Share of results of associates													148	135
Exceptional share of results of associates													-	9
Income tax expense													(1 704)	(1 404)
Profit													7 061	4 568

Segment assets (non-current)	61 660	61 445	75 510	73 560	14 223	13 764	30 676	30 845	10 659	10 964	3 415	3 461	196 143	194 039
Gross capex	217	181	278	336	204	282	321	296	96	108	290	200	1 406	1 404
For the six-month period ended 30 June 2026, net revenue from the beer business (primarily beer, no-alcohol beer, other malt-based alcohol beverages and spirits-based beverages) amounted to
29 225
m US dollar (2025
1
: 26 150m US dollar) while the net revenue from the non-beer business (including primarily carbonated soft drinks and energy drinks) accounted for
2 702
m US dollar (2025
1
:
2 482
m US dollar).

1	Amended to conform to the 2026 presentation.